Condensed Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Condensed Consolidated Statements of Comprehensive Income/(Loss) (Unaudited)
Loss for the period	SFr (21,189)	SFr (40,218)	SFr (40,622)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	4	9	16
Other comprehensive income/(loss)	4	9	16
Total comprehensive loss, net of tax	SFr (21,185)	SFr (40,209)	SFr (40,606)